UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.844202.108

AAM20-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,471,460	$ 13,993,588
Fidelity Consumer Discretionary Central Fund (c)	448,806	96,183,649
Fidelity Consumer Staples Central Fund (c)	342,928	66,119,881
Fidelity Energy Central Fund (c)	433,528	64,686,737
Fidelity Financials Central Fund (c)	1,797,244	145,361,124
Fidelity Health Care Central Fund (c)	390,478	98,279,336
Fidelity Industrials Central Fund (c)	407,864	89,999,339
Fidelity Information Technology Central Fund (c)	594,521	144,343,640
Fidelity International Equity Central Fund (c)	3,228,452	266,799,235
Fidelity Materials Central Fund (c)	136,144	30,545,318
Fidelity Telecom Services Central Fund (c)	94,742	15,652,251
Fidelity Utilities Central Fund (c)	213,076	29,074,276
TOTAL EQUITY CENTRAL FUNDS (Cost $707,960,934)		1,061,038,374
Fixed-Income Central Funds - 54.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,405,255	23,908,237
Fidelity Floating Rate Central Fund (c)	1,354,153	145,530,804
Fidelity High Income Central Fund 1 (c)	992,903	102,646,285
TOTAL HIGH YIELD FIXED-INCOME FUNDS		272,085,326
Investment Grade Fixed-Income Funds - 48.9%
Fidelity Inflation-Protected Bond Index Central Fund (c)	492,382	47,854,613
Fidelity Investment Grade Bond Central Fund (c)	22,259,752	2,333,489,789
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,381,344,402
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,546,262,572)		2,653,429,728
Money Market Central Funds - 23.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a)	403,542,675	$ 403,542,675
Fidelity Money Market Central Fund, 0.24% (a)	744,286,130	744,286,130
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,147,828,805)		1,147,828,805
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $7,304,820)	$ 7,305,000	$ 7,304,892
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,409,357,131)	4,869,601,799
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,776,629)
NET ASSETS - 100%	$ 4,867,825,170
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,013 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 93,251,715	$ 3,679,054
515 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	49,383,350	2,136,272
TOTAL EQUITY INDEX CONTRACTS		$ 142,635,065	$ 5,815,326

The face value of futures purchased as a percentage of net assets is 2.9%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,304,892.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,496
Fidelity Commodity Strategy Central Fund	4,423
Fidelity Consumer Discretionary Central Fund	224,835
Fidelity Consumer Staples Central Fund	312,154
Fidelity Emerging Markets Debt Central Fund	373,341
Fidelity Energy Central Fund	337,873
Fidelity Financials Central Fund	682,593
Fidelity Floating Rate Central Fund	1,814,079
Fidelity Health Care Central Fund	97,916
Fidelity High Income Central Fund 1	1,596,326
Fidelity Industrials Central Fund	297,999
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	178,902
Fidelity International Equity Central Fund	840,363
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	15,429,998
Fidelity Materials Central Fund	115,811
Fidelity Money Market Central Fund	457,973
Fidelity Telecom Services Central Fund	111,711
Fidelity Utilities Central Fund	208,158
Total	$ 23,180,992
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 88,781	$ 264,436	$ 13,993,588	4.3%
Fidelity Consumer Discretionary Central Fund	110,266,332	749,171	22,393,584	96,183,649	6.9%
Fidelity Consumer Staples Central Fund	77,277,841	675,464	15,655,547	66,119,881	6.4%
Fidelity Emerging Markets Debt Central Fund	23,831,998	984,269	440,750	23,908,237	31.4%
Fidelity Energy Central Fund	82,580,559	706,684	20,354,791	64,686,737	6.4%
Fidelity Financials Central Fund	159,655,376	1,460,420	29,764,511	145,361,124	7.0%
Fidelity Floating Rate Central Fund	143,112,173	3,602,824	2,632,216	145,530,804	10.5%
Fidelity Health Care Central Fund	111,549,674	624,114	24,778,928	98,279,336	6.7%
Fidelity High Income Central Fund 1	100,282,137	2,158,719	1,762,914	102,646,285	23.5%
Fidelity Industrials Central Fund	99,651,511	770,825	19,194,727	89,999,339	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	476,912	47,647,599	47,854,613	24.0%
Fidelity Information Technology Central Fund	157,914,162	952,066	26,059,045	144,343,640	6.8%
Fidelity International Equity Central Fund	226,280,447	30,962,411	4,240,003	266,799,235	8.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,745	55,192,261	42,643,888	2,333,489,789	32.8%
Fidelity Materials Central Fund	33,057,907	282,643	5,054,874	30,545,318	7.0%
Fidelity Telecom Services Central Fund	23,024,194	199,772	8,308,337	15,652,251	6.1%
Fidelity Utilities Central Fund	32,324,259	370,511	4,880,849	29,074,276	6.8%
Total	$ 3,824,118,445	$ 100,257,847	$ 276,076,999	$ 3,714,468,102
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,061,038,374	$ 1,061,038,374	$ -	$ -
Fixed-Income Central Funds	2,653,429,728	2,653,429,728	-	-
Money Market Central Funds	1,147,828,805	1,147,828,805	-	-
U.S. Treasury Obligations	7,304,892	-	7,304,892	-
Total Investments in Securities:	$ 4,869,601,799	$ 4,862,296,907	$ 7,304,892	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,815,326	$ 5,815,326	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $4,409,401,170. Net unrealized appreciation aggregated $460,200,629, of which $472,747,854 related to appreciated investment securities and $12,547,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

December 31, 2013

1.811345.109

AMI-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,471,460	$ 13,993,588
Fidelity Consumer Discretionary Central Fund (c)	448,806	96,183,649
Fidelity Consumer Staples Central Fund (c)	342,928	66,119,881
Fidelity Energy Central Fund (c)	433,528	64,686,737
Fidelity Financials Central Fund (c)	1,797,244	145,361,124
Fidelity Health Care Central Fund (c)	390,478	98,279,336
Fidelity Industrials Central Fund (c)	407,864	89,999,339
Fidelity Information Technology Central Fund (c)	594,521	144,343,640
Fidelity International Equity Central Fund (c)	3,228,452	266,799,235
Fidelity Materials Central Fund (c)	136,144	30,545,318
Fidelity Telecom Services Central Fund (c)	94,742	15,652,251
Fidelity Utilities Central Fund (c)	213,076	29,074,276
TOTAL EQUITY CENTRAL FUNDS (Cost $707,960,934)		1,061,038,374
Fixed-Income Central Funds - 54.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,405,255	23,908,237
Fidelity Floating Rate Central Fund (c)	1,354,153	145,530,804
Fidelity High Income Central Fund 1 (c)	992,903	102,646,285
TOTAL HIGH YIELD FIXED-INCOME FUNDS		272,085,326
Investment Grade Fixed-Income Funds - 48.9%
Fidelity Inflation-Protected Bond Index Central Fund (c)	492,382	47,854,613
Fidelity Investment Grade Bond Central Fund (c)	22,259,752	2,333,489,789
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,381,344,402
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,546,262,572)		2,653,429,728
Money Market Central Funds - 23.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a)	403,542,675	$ 403,542,675
Fidelity Money Market Central Fund, 0.24% (a)	744,286,130	744,286,130
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,147,828,805)		1,147,828,805
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $7,304,820)	$ 7,305,000	$ 7,304,892
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,409,357,131)	4,869,601,799
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,776,629)
NET ASSETS - 100%	$ 4,867,825,170
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,013 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 93,251,715	$ 3,679,054
515 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	49,383,350	2,136,272
TOTAL EQUITY INDEX CONTRACTS		$ 142,635,065	$ 5,815,326

The face value of futures purchased as a percentage of net assets is 2.9%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,304,892.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,496
Fidelity Commodity Strategy Central Fund	4,423
Fidelity Consumer Discretionary Central Fund	224,835
Fidelity Consumer Staples Central Fund	312,154
Fidelity Emerging Markets Debt Central Fund	373,341
Fidelity Energy Central Fund	337,873
Fidelity Financials Central Fund	682,593
Fidelity Floating Rate Central Fund	1,814,079
Fidelity Health Care Central Fund	97,916
Fidelity High Income Central Fund 1	1,596,326
Fidelity Industrials Central Fund	297,999
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	178,902
Fidelity International Equity Central Fund	840,363
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	15,429,998
Fidelity Materials Central Fund	115,811
Fidelity Money Market Central Fund	457,973
Fidelity Telecom Services Central Fund	111,711
Fidelity Utilities Central Fund	208,158
Total	$ 23,180,992
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 88,781	$ 264,436	$ 13,993,588	4.3%
Fidelity Consumer Discretionary Central Fund	110,266,332	749,171	22,393,584	96,183,649	6.9%
Fidelity Consumer Staples Central Fund	77,277,841	675,464	15,655,547	66,119,881	6.4%
Fidelity Emerging Markets Debt Central Fund	23,831,998	984,269	440,750	23,908,237	31.4%
Fidelity Energy Central Fund	82,580,559	706,684	20,354,791	64,686,737	6.4%
Fidelity Financials Central Fund	159,655,376	1,460,420	29,764,511	145,361,124	7.0%
Fidelity Floating Rate Central Fund	143,112,173	3,602,824	2,632,216	145,530,804	10.5%
Fidelity Health Care Central Fund	111,549,674	624,114	24,778,928	98,279,336	6.7%
Fidelity High Income Central Fund 1	100,282,137	2,158,719	1,762,914	102,646,285	23.5%
Fidelity Industrials Central Fund	99,651,511	770,825	19,194,727	89,999,339	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	476,912	47,647,599	47,854,613	24.0%
Fidelity Information Technology Central Fund	157,914,162	952,066	26,059,045	144,343,640	6.8%
Fidelity International Equity Central Fund	226,280,447	30,962,411	4,240,003	266,799,235	8.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,745	55,192,261	42,643,888	2,333,489,789	32.8%
Fidelity Materials Central Fund	33,057,907	282,643	5,054,874	30,545,318	7.0%
Fidelity Telecom Services Central Fund	23,024,194	199,772	8,308,337	15,652,251	6.1%
Fidelity Utilities Central Fund	32,324,259	370,511	4,880,849	29,074,276	6.8%
Total	$ 3,824,118,445	$ 100,257,847	$ 276,076,999	$ 3,714,468,102
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,061,038,374	$ 1,061,038,374	$ -	$ -
Fixed-Income Central Funds	2,653,429,728	2,653,429,728	-	-
Money Market Central Funds	1,147,828,805	1,147,828,805	-	-
U.S. Treasury Obligations	7,304,892	-	7,304,892	-
Total Investments in Securities:	$ 4,869,601,799	$ 4,862,296,907	$ 7,304,892	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,815,326	$ 5,815,326	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $4,409,401,170. Net unrealized appreciation aggregated $460,200,629, of which $472,747,854 related to appreciated investment securities and $12,547,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849958.106

AFAN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	108,966	$ 23,352,446
Fidelity Consumer Staples Central Fund (c)	82,977	15,998,820
Fidelity Emerging Markets Equity Central Fund (c)	31,471	6,613,977
Fidelity Energy Central Fund (c)	105,413	15,728,601
Fidelity Financials Central Fund (c)	435,104	35,191,249
Fidelity Health Care Central Fund (c)	95,043	23,921,352
Fidelity Industrials Central Fund (c)	98,312	21,693,621
Fidelity Information Technology Central Fund (c)	143,789	34,910,451
Fidelity International Equity Central Fund (c)	799,635	66,081,847
Fidelity Materials Central Fund (c)	32,987	7,401,017
Fidelity Telecom Services Central Fund (c)	22,859	3,776,595
Fidelity Utilities Central Fund (c)	51,719	7,057,011
TOTAL EQUITY CENTRAL FUNDS (Cost $194,915,506)		261,726,987
Fixed-Income Central Funds - 49.2%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	301,610	2,998,001
Fidelity Floating Rate Central Fund (c)	171,546	18,436,020
Fidelity High Income Central Fund 1 (c)	120,170	12,423,177
TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,857,198
Investment Grade Fixed-Income Funds - 43.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	62,567	6,080,899
Fidelity Investment Grade Bond Central Fund (c)	2,537,006	265,954,371
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		272,035,270
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $303,150,999)		305,892,468
Money Market Central Funds - 8.6%

Fidelity Cash Central Fund, 0.11% (a)	43,047,459	43,047,459
Fidelity Money Market Central Fund, 0.24% (a)	10,292,003	10,292,003
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $53,339,462)		53,339,462
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $874,978)	$ 875,000	$ 874,986
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $552,280,945)	621,833,903
NET OTHER ASSETS (LIABILITIES) - 0.0%	168,021
NET ASSETS - 100%	$ 622,001,924
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
126 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 11,598,930	$ 457,612
58 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	5,561,620	240,590
TOTAL EQUITY INDEX CONTRACTS		$ 17,160,550	$ 698,202

The face value of futures purchased as a percentage of net assets is 2.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $874,986.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,901
Fidelity Consumer Discretionary Central Fund	51,570
Fidelity Consumer Staples Central Fund	70,988
Fidelity Emerging Markets Debt Central Fund	43,442
Fidelity Emerging Markets Equity Central Fund	20,610
Fidelity Energy Central Fund	77,758
Fidelity Financials Central Fund	156,673
Fidelity Floating Rate Central Fund	208,928
Fidelity Health Care Central Fund	22,544
Fidelity High Income Central Fund 1	179,753
Fidelity Industrials Central Fund	67,995
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	40,726
Fidelity International Equity Central Fund	197,032
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	1,619,764
Fidelity Materials Central Fund	26,457
Fidelity Money Market Central Fund	6,333
Fidelity Telecom Services Central Fund	24,792
Fidelity Utilities Central Fund	48,035
Total	$ 2,873,306
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 21,759,568	$ 2,800,283	$ 2,979,497	$ 23,352,446	1.7%
Fidelity Consumer Staples Central Fund	14,937,195	1,977,892	1,770,722	15,998,820	1.5%
Fidelity Emerging Markets Debt Central Fund	2,596,655	479,374	19,187	2,998,001	3.9%
Fidelity Emerging Markets Equity Central Fund	5,541,126	779,409	38,373	6,613,977	2.9%
Fidelity Energy Central Fund	15,512,706	1,970,722	2,144,236	15,728,601	1.6%
Fidelity Financials Central Fund	31,213,888	4,233,988	3,469,817	35,191,249	1.7%
Fidelity Floating Rate Central Fund	15,310,024	3,077,111	115,119	18,436,020	1.3%
Fidelity Health Care Central Fund	21,753,919	2,773,656	3,135,535	23,921,352	1.6%
Fidelity High Income Central Fund 1	10,590,437	1,697,351	76,746	12,423,177	2.8%
Fidelity Industrials Central Fund	18,962,897	2,544,477	1,850,334	21,693,621	1.7%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	1,269,753	5,521,248	6,080,899	3.1%
Fidelity Information Technology Central Fund	29,853,604	3,982,379	1,690,217	34,910,451	1.7%
Fidelity International Equity Central Fund	51,863,346	11,294,194	380,880	66,081,847	2.2%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	41,109,412	1,669,230	265,954,371	3.7%
Fidelity Materials Central Fund	6,337,248	897,417	360,603	7,401,017	1.7%
Fidelity Telecom Services Central Fund	4,227,092	490,518	1,116,674	3,776,595	1.5%
Fidelity Utilities Central Fund	6,497,366	897,384	615,898	7,057,011	1.7%
Total	$ 495,321,961	$ 82,275,320	$ 26,954,316	$ 567,619,455
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 261,726,987	$ 261,726,987	$ -	$ -
Fixed-Income Central Funds	305,892,468	305,892,468	-	-
Money Market Central Funds	53,339,462	53,339,462	-	-
U.S. Treasury Obligations	874,986	-	874,986	-
Total Investments in Securities:	$ 621,833,903	$ 620,958,917	$ 874,986	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 698,202	$ 698,202	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $552,284,240. Net unrealized appreciation aggregated $69,549,663, of which $72,602,571 related to appreciated investment securities and $3,052,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

December 31, 2013

1.849910.106

FAN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	108,966	$ 23,352,446
Fidelity Consumer Staples Central Fund (c)	82,977	15,998,820
Fidelity Emerging Markets Equity Central Fund (c)	31,471	6,613,977
Fidelity Energy Central Fund (c)	105,413	15,728,601
Fidelity Financials Central Fund (c)	435,104	35,191,249
Fidelity Health Care Central Fund (c)	95,043	23,921,352
Fidelity Industrials Central Fund (c)	98,312	21,693,621
Fidelity Information Technology Central Fund (c)	143,789	34,910,451
Fidelity International Equity Central Fund (c)	799,635	66,081,847
Fidelity Materials Central Fund (c)	32,987	7,401,017
Fidelity Telecom Services Central Fund (c)	22,859	3,776,595
Fidelity Utilities Central Fund (c)	51,719	7,057,011
TOTAL EQUITY CENTRAL FUNDS (Cost $194,915,506)		261,726,987
Fixed-Income Central Funds - 49.2%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	301,610	2,998,001
Fidelity Floating Rate Central Fund (c)	171,546	18,436,020
Fidelity High Income Central Fund 1 (c)	120,170	12,423,177
TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,857,198
Investment Grade Fixed-Income Funds - 43.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	62,567	6,080,899
Fidelity Investment Grade Bond Central Fund (c)	2,537,006	265,954,371
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		272,035,270
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $303,150,999)		305,892,468
Money Market Central Funds - 8.6%

Fidelity Cash Central Fund, 0.11% (a)	43,047,459	43,047,459
Fidelity Money Market Central Fund, 0.24% (a)	10,292,003	10,292,003
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $53,339,462)		53,339,462
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $874,978)	$ 875,000	$ 874,986
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $552,280,945)	621,833,903
NET OTHER ASSETS (LIABILITIES) - 0.0%	168,021
NET ASSETS - 100%	$ 622,001,924
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
126 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 11,598,930	$ 457,612
58 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	5,561,620	240,590
TOTAL EQUITY INDEX CONTRACTS		$ 17,160,550	$ 698,202

The face value of futures purchased as a percentage of net assets is 2.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $874,986.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,901
Fidelity Consumer Discretionary Central Fund	51,570
Fidelity Consumer Staples Central Fund	70,988
Fidelity Emerging Markets Debt Central Fund	43,442
Fidelity Emerging Markets Equity Central Fund	20,610
Fidelity Energy Central Fund	77,758
Fidelity Financials Central Fund	156,673
Fidelity Floating Rate Central Fund	208,928
Fidelity Health Care Central Fund	22,544
Fidelity High Income Central Fund 1	179,753
Fidelity Industrials Central Fund	67,995
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	40,726
Fidelity International Equity Central Fund	197,032
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	1,619,764
Fidelity Materials Central Fund	26,457
Fidelity Money Market Central Fund	6,333
Fidelity Telecom Services Central Fund	24,792
Fidelity Utilities Central Fund	48,035
Total	$ 2,873,306
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 21,759,568	$ 2,800,283	$ 2,979,497	$ 23,352,446	1.7%
Fidelity Consumer Staples Central Fund	14,937,195	1,977,892	1,770,722	15,998,820	1.5%
Fidelity Emerging Markets Debt Central Fund	2,596,655	479,374	19,187	2,998,001	3.9%
Fidelity Emerging Markets Equity Central Fund	5,541,126	779,409	38,373	6,613,977	2.9%
Fidelity Energy Central Fund	15,512,706	1,970,722	2,144,236	15,728,601	1.6%
Fidelity Financials Central Fund	31,213,888	4,233,988	3,469,817	35,191,249	1.7%
Fidelity Floating Rate Central Fund	15,310,024	3,077,111	115,119	18,436,020	1.3%
Fidelity Health Care Central Fund	21,753,919	2,773,656	3,135,535	23,921,352	1.6%
Fidelity High Income Central Fund 1	10,590,437	1,697,351	76,746	12,423,177	2.8%
Fidelity Industrials Central Fund	18,962,897	2,544,477	1,850,334	21,693,621	1.7%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	1,269,753	5,521,248	6,080,899	3.1%
Fidelity Information Technology Central Fund	29,853,604	3,982,379	1,690,217	34,910,451	1.7%
Fidelity International Equity Central Fund	51,863,346	11,294,194	380,880	66,081,847	2.2%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	41,109,412	1,669,230	265,954,371	3.7%
Fidelity Materials Central Fund	6,337,248	897,417	360,603	7,401,017	1.7%
Fidelity Telecom Services Central Fund	4,227,092	490,518	1,116,674	3,776,595	1.5%
Fidelity Utilities Central Fund	6,497,366	897,384	615,898	7,057,011	1.7%
Total	$ 495,321,961	$ 82,275,320	$ 26,954,316	$ 567,619,455
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 261,726,987	$ 261,726,987	$ -	$ -
Fixed-Income Central Funds	305,892,468	305,892,468	-	-
Money Market Central Funds	53,339,462	53,339,462	-	-
U.S. Treasury Obligations	874,986	-	874,986	-
Total Investments in Securities:	$ 621,833,903	$ 620,958,917	$ 874,986	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 698,202	$ 698,202	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $552,284,240. Net unrealized appreciation aggregated $69,549,663, of which $72,602,571 related to appreciated investment securities and $3,052,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.108

AAM50-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,707,345	$ 365,901,127
Fidelity Consumer Staples Central Fund (c)	1,301,949	251,028,750
Fidelity Emerging Markets Equity Central Fund (c)	396,385	83,304,251
Fidelity Energy Central Fund (c)	1,650,909	246,332,175
Fidelity Financials Central Fund (c)	6,823,068	551,849,741
Fidelity Health Care Central Fund (c)	1,493,594	375,922,620
Fidelity Industrials Central Fund (c)	1,542,775	340,428,692
Fidelity Information Technology Central Fund (c)	2,255,365	547,580,032
Fidelity International Equity Central Fund (c)	12,886,111	1,064,908,214
Fidelity Materials Central Fund (c)	516,774	115,943,416
Fidelity Telecom Services Central Fund (c)	356,955	58,972,489
Fidelity Utilities Central Fund (c)	812,250	110,831,538
TOTAL EQUITY CENTRAL FUNDS (Cost $2,754,921,530)		4,113,003,045
Fixed-Income Central Funds - 44.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	3,774,243	37,515,975
Fidelity Floating Rate Central Fund (c)	2,166,761	232,861,767
Fidelity High Income Central Fund 1 (c)	1,502,395	155,317,595
TOTAL HIGH YIELD FIXED-INCOME FUNDS		425,695,337
Investment Grade Fixed-Income Funds - 39.1%
Fidelity Inflation-Protected Bond Index Central Fund (c)	790,010	76,781,049
Fidelity Investment Grade Bond Central Fund (c)	28,386,839	2,975,792,288
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,052,573,337
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,359,962,915)		3,478,268,674
Money Market Central Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a)	236,699,451	$ 236,699,451
Fidelity Money Market Central Fund, 0.24% (a)	55,168,586	55,168,586
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $291,868,037)		291,868,037
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $11,599,735)	$ 11,600,000	$ 11,599,835
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,418,352,217)	7,894,739,591
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(89,836,935)
NET ASSETS - 100%	$ 7,804,902,656
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,611 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 148,300,605	$ 5,850,894
816 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	78,246,240	3,384,850
TOTAL EQUITY INDEX CONTRACTS		$ 226,546,845	$ 9,235,744

The face value of futures purchased as a percentage of net assets is 2.9%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,329,835.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,092
Fidelity Consumer Discretionary Central Fund	850,747
Fidelity Consumer Staples Central Fund	1,178,397
Fidelity Emerging Markets Debt Central Fund	581,628
Fidelity Emerging Markets Equity Central Fund	272,344
Fidelity Energy Central Fund	1,279,875
Fidelity Financials Central Fund	2,578,213
Fidelity Floating Rate Central Fund	2,433,558
Fidelity Health Care Central Fund	372,584
Fidelity High Income Central Fund 1	2,399,071
Fidelity Industrials Central Fund	1,121,410
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	674,939
Fidelity International Equity Central Fund	3,336,107
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	19,633,583
Fidelity Materials Central Fund	437,197
Fidelity Money Market Central Fund	33,946
Fidelity Telecom Services Central Fund	417,794
Fidelity Utilities Central Fund	789,614
Total	$ 38,451,147
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership end of period
Fidelity Consumer Discretionary Central Fund	$ 368,560,570	$ 4,335,751	$ 36,766,311	$ 365,901,127	26.3%
Fidelity Consumer Staples Central Fund	258,773,766	3,598,400	25,989,548	251,028,750	24.2%
Fidelity Emerging Markets Debt Central Fund	36,891,425	1,707,791	349,426	37,515,975	49.2%
Fidelity Emerging Markets Equity Central Fund	78,408,818	1,053,371	698,852	83,304,251	37.0%
Fidelity Energy Central Fund	276,275,508	3,732,939	40,495,825	246,332,175	24.3%
Fidelity Financials Central Fund	539,003,304	7,749,733	48,651,485	551,849,741	26.4%
Fidelity Floating Rate Central Fund	179,583,040	53,194,684	1,838,362	232,861,767	16.7%
Fidelity Health Care Central Fund	374,363,101	3,869,012	44,881,474	375,922,620	25.6%
Fidelity High Income Central Fund 1	149,804,934	3,961,127	1,397,703	155,317,595	35.6%
Fidelity Industrials Central Fund	328,283,346	4,264,758	26,020,182	340,428,692	26.6%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	1,023,898	34,426,375	76,781,049	38.5%
Fidelity Information Technology Central Fund	530,928,191	5,780,241	34,130,912	547,580,032	25.9%
Fidelity International Equity Central Fund	972,640,958	43,802,962	9,166,469	1,064,908,214	35.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	80,171,568	27,369,481	2,975,792,288	41.9%
Fidelity Materials Central Fund	110,303,999	1,545,037	4,661,954	115,943,416	26.7%
Fidelity Telecom Services Central Fund	73,845,565	1,014,631	18,842,104	58,972,489	23.1%
Fidelity Utilities Central Fund	108,198,241	1,862,174	4,060,358	110,831,538	26.0%
Total	$ 7,435,954,235	$ 222,668,077	$ 359,746,821	$ 7,591,271,719
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,113,003,045	$ 4,113,003,045	$ -	$ -
Fixed-Income Central Funds	3,478,268,674	3,478,268,674	-	-
Money Market Central Funds	291,868,037	291,868,037	-	-
U.S. Treasury Obligations	11,599,835	-	11,599,835	-
Total Investments in Securities:	$ 7,894,739,591	$ 7,883,139,756	$ 11,599,835	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 9,235,744	$ 9,235,744	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $6,418,369,601. Net unrealized appreciation aggregated $1,476,369,990, of which $1,573,380,883 related to appreciated investment securities and $97,010,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2013

1.811343.109

FAA-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,707,345	$ 365,901,127
Fidelity Consumer Staples Central Fund (c)	1,301,949	251,028,750
Fidelity Emerging Markets Equity Central Fund (c)	396,385	83,304,251
Fidelity Energy Central Fund (c)	1,650,909	246,332,175
Fidelity Financials Central Fund (c)	6,823,068	551,849,741
Fidelity Health Care Central Fund (c)	1,493,594	375,922,620
Fidelity Industrials Central Fund (c)	1,542,775	340,428,692
Fidelity Information Technology Central Fund (c)	2,255,365	547,580,032
Fidelity International Equity Central Fund (c)	12,886,111	1,064,908,214
Fidelity Materials Central Fund (c)	516,774	115,943,416
Fidelity Telecom Services Central Fund (c)	356,955	58,972,489
Fidelity Utilities Central Fund (c)	812,250	110,831,538
TOTAL EQUITY CENTRAL FUNDS (Cost $2,754,921,530)		4,113,003,045
Fixed-Income Central Funds - 44.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	3,774,243	37,515,975
Fidelity Floating Rate Central Fund (c)	2,166,761	232,861,767
Fidelity High Income Central Fund 1 (c)	1,502,395	155,317,595
TOTAL HIGH YIELD FIXED-INCOME FUNDS		425,695,337
Investment Grade Fixed-Income Funds - 39.1%
Fidelity Inflation-Protected Bond Index Central Fund (c)	790,010	76,781,049
Fidelity Investment Grade Bond Central Fund (c)	28,386,839	2,975,792,288
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,052,573,337
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,359,962,915)		3,478,268,674
Money Market Central Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a)	236,699,451	$ 236,699,451
Fidelity Money Market Central Fund, 0.24% (a)	55,168,586	55,168,586
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $291,868,037)		291,868,037
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $11,599,735)	$ 11,600,000	$ 11,599,835
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,418,352,217)	7,894,739,591
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(89,836,935)
NET ASSETS - 100%	$ 7,804,902,656
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,611 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 148,300,605	$ 5,850,894
816 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	78,246,240	3,384,850
TOTAL EQUITY INDEX CONTRACTS		$ 226,546,845	$ 9,235,744

The face value of futures purchased as a percentage of net assets is 2.9%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,329,835.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,092
Fidelity Consumer Discretionary Central Fund	850,747
Fidelity Consumer Staples Central Fund	1,178,397
Fidelity Emerging Markets Debt Central Fund	581,628
Fidelity Emerging Markets Equity Central Fund	272,344
Fidelity Energy Central Fund	1,279,875
Fidelity Financials Central Fund	2,578,213
Fidelity Floating Rate Central Fund	2,433,558
Fidelity Health Care Central Fund	372,584
Fidelity High Income Central Fund 1	2,399,071
Fidelity Industrials Central Fund	1,121,410
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	674,939
Fidelity International Equity Central Fund	3,336,107
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	19,633,583
Fidelity Materials Central Fund	437,197
Fidelity Money Market Central Fund	33,946
Fidelity Telecom Services Central Fund	417,794
Fidelity Utilities Central Fund	789,614
Total	$ 38,451,147
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership end of period
Fidelity Consumer Discretionary Central Fund	$ 368,560,570	$ 4,335,751	$ 36,766,311	$ 365,901,127	26.3%
Fidelity Consumer Staples Central Fund	258,773,766	3,598,400	25,989,548	251,028,750	24.2%
Fidelity Emerging Markets Debt Central Fund	36,891,425	1,707,791	349,426	37,515,975	49.2%
Fidelity Emerging Markets Equity Central Fund	78,408,818	1,053,371	698,852	83,304,251	37.0%
Fidelity Energy Central Fund	276,275,508	3,732,939	40,495,825	246,332,175	24.3%
Fidelity Financials Central Fund	539,003,304	7,749,733	48,651,485	551,849,741	26.4%
Fidelity Floating Rate Central Fund	179,583,040	53,194,684	1,838,362	232,861,767	16.7%
Fidelity Health Care Central Fund	374,363,101	3,869,012	44,881,474	375,922,620	25.6%
Fidelity High Income Central Fund 1	149,804,934	3,961,127	1,397,703	155,317,595	35.6%
Fidelity Industrials Central Fund	328,283,346	4,264,758	26,020,182	340,428,692	26.6%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	1,023,898	34,426,375	76,781,049	38.5%
Fidelity Information Technology Central Fund	530,928,191	5,780,241	34,130,912	547,580,032	25.9%
Fidelity International Equity Central Fund	972,640,958	43,802,962	9,166,469	1,064,908,214	35.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	80,171,568	27,369,481	2,975,792,288	41.9%
Fidelity Materials Central Fund	110,303,999	1,545,037	4,661,954	115,943,416	26.7%
Fidelity Telecom Services Central Fund	73,845,565	1,014,631	18,842,104	58,972,489	23.1%
Fidelity Utilities Central Fund	108,198,241	1,862,174	4,060,358	110,831,538	26.0%
Total	$ 7,435,954,235	$ 222,668,077	$ 359,746,821	$ 7,591,271,719
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,113,003,045	$ 4,113,003,045	$ -	$ -
Fixed-Income Central Funds	3,478,268,674	3,478,268,674	-	-
Money Market Central Funds	291,868,037	291,868,037	-	-
U.S. Treasury Obligations	11,599,835	-	11,599,835	-
Total Investments in Securities:	$ 7,894,739,591	$ 7,883,139,756	$ 11,599,835	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 9,235,744	$ 9,235,744	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $6,418,369,601. Net unrealized appreciation aggregated $1,476,369,990, of which $1,573,380,883 related to appreciated investment securities and $97,010,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849977.106

ASAN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	279,266	$ 59,849,554
Fidelity Consumer Staples Central Fund (c)	212,785	41,027,095
Fidelity Emerging Markets Equity Central Fund (c)	53,541	11,252,233
Fidelity Energy Central Fund (c)	271,099	40,450,635
Fidelity Financials Central Fund (c)	1,114,418	90,134,100
Fidelity Health Care Central Fund (c)	244,143	61,448,317
Fidelity Industrials Central Fund (c)	251,675	55,534,621
Fidelity Information Technology Central Fund (c)	368,793	89,539,356
Fidelity International Equity Central Fund (c)	2,185,029	180,570,766
Fidelity Materials Central Fund (c)	84,489	18,955,962
Fidelity Telecom Services Central Fund (c)	58,690	9,696,142
Fidelity Utilities Central Fund (c)	132,747	18,113,353
TOTAL EQUITY CENTRAL FUNDS (Cost $497,186,991)		676,572,134
Fixed-Income Central Funds - 35.1%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	23,517	233,756
Fidelity Floating Rate Central Fund (c)	99,429	10,685,604
Fidelity High Income Central Fund 1 (c)	200,502	20,727,886
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,647,246
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Inflation-Protected Bond Index Central Fund (c)	108,906	10,584,605
Fidelity Investment Grade Bond Central Fund (c)	3,249,859	340,682,768
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		351,267,373
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $378,915,673)		382,914,619
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.11% (a) (Cost $29,625,175)	29,625,175	29,625,175
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $1,494,965)	$ 1,495,000	$ 1,494,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $907,222,804)	1,090,606,906
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,013
NET ASSETS - 100%	$ 1,090,610,919
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
210 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 19,331,550	$ 762,686
103 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	9,876,670	427,254
TOTAL EQUITY INDEX CONTRACTS		$ 29,208,220	$ 1,189,940

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,494,978.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,678
Fidelity Consumer Discretionary Central Fund	130,902
Fidelity Consumer Staples Central Fund	180,829
Fidelity Emerging Markets Debt Central Fund	3,632
Fidelity Emerging Markets Equity Central Fund	34,655
Fidelity Energy Central Fund	197,488
Fidelity Financials Central Fund	396,877
Fidelity Floating Rate Central Fund	116,254
Fidelity Health Care Central Fund	57,393
Fidelity High Income Central Fund 1	299,313
Fidelity Industrials Central Fund	172,423
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	103,774
Fidelity International Equity Central Fund	531,477
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,060,621
Fidelity Materials Central Fund	67,206
Fidelity Telecom Services Central Fund	63,715
Fidelity Utilities Central Fund	121,711
Total	$ 4,546,952
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 54,383,479	$ 6,236,615	$ 5,381,888	$ 59,849,554	4.3%
Fidelity Consumer Staples Central Fund	37,854,168	4,421,989	3,486,721	41,027,095	4.0%
Fidelity Emerging Markets Debt Central Fund	230,105	8,218	-	233,756	0.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	1,164,399	87,476	11,252,233	5.0%
Fidelity Energy Central Fund	39,548,051	4,203,190	4,360,265	40,450,635	4.0%
Fidelity Financials Central Fund	78,429,059	9,461,511	6,046,782	90,134,100	4.3%
Fidelity Floating Rate Central Fund	8,569,419	2,081,807	57,384	10,685,604	0.8%
Fidelity Health Care Central Fund	55,012,491	6,178,563	6,299,563	61,448,317	4.2%
Fidelity High Income Central Fund 1	17,983,947	2,558,808	174,958	20,727,886	4.7%
Fidelity Industrials Central Fund	48,012,932	5,668,071	3,393,649	55,534,621	4.3%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	1,572,654	57,382	10,584,605	5.3%
Fidelity Information Technology Central Fund	75,954,652	8,432,133	1,948,375	89,539,356	4.2%
Fidelity International Equity Central Fund	148,297,764	24,467,734	1,439,658	180,570,766	6.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	50,035,810	1,836,257	340,682,768	4.8%
Fidelity Materials Central Fund	16,151,992	1,995,727	551,329	18,955,962	4.4%
Fidelity Telecom Services Central Fund	10,827,307	1,135,728	2,728,059	9,696,142	3.8%
Fidelity Utilities Central Fund	15,905,360	1,992,292	523,354	18,113,353	4.2%
Total	$ 920,172,969	$ 131,615,249	$ 38,373,100	$ 1,059,486,753
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 676,572,134	$ 676,572,134	$ -	$ -
Fixed-Income Central Funds	382,914,619	382,914,619	-	-
Money Market Central Funds	29,625,175	29,625,175	-	-
U.S. Treasury Obligations	1,494,978	-	1,494,978	-
Total Investments in Securities:	$ 1,090,606,906	$ 1,089,111,928	$ 1,494,978	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,189,940	$ 1,189,940	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $907,222,916. Net unrealized appreciation aggregated $183,383,990, of which $186,615,418 related to appreciated investment securities and $3,231,428 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

December 31, 2013

1.849920.106

SAN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	279,266	$ 59,849,554
Fidelity Consumer Staples Central Fund (c)	212,785	41,027,095
Fidelity Emerging Markets Equity Central Fund (c)	53,541	11,252,233
Fidelity Energy Central Fund (c)	271,099	40,450,635
Fidelity Financials Central Fund (c)	1,114,418	90,134,100
Fidelity Health Care Central Fund (c)	244,143	61,448,317
Fidelity Industrials Central Fund (c)	251,675	55,534,621
Fidelity Information Technology Central Fund (c)	368,793	89,539,356
Fidelity International Equity Central Fund (c)	2,185,029	180,570,766
Fidelity Materials Central Fund (c)	84,489	18,955,962
Fidelity Telecom Services Central Fund (c)	58,690	9,696,142
Fidelity Utilities Central Fund (c)	132,747	18,113,353
TOTAL EQUITY CENTRAL FUNDS (Cost $497,186,991)		676,572,134
Fixed-Income Central Funds - 35.1%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	23,517	233,756
Fidelity Floating Rate Central Fund (c)	99,429	10,685,604
Fidelity High Income Central Fund 1 (c)	200,502	20,727,886
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,647,246
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Inflation-Protected Bond Index Central Fund (c)	108,906	10,584,605
Fidelity Investment Grade Bond Central Fund (c)	3,249,859	340,682,768
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		351,267,373
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $378,915,673)		382,914,619
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.11% (a) (Cost $29,625,175)	29,625,175	29,625,175
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 1/2/14 to 2/27/14 (b) (Cost $1,494,965)	$ 1,495,000	$ 1,494,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $907,222,804)	1,090,606,906
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,013
NET ASSETS - 100%	$ 1,090,610,919
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
210 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 19,331,550	$ 762,686
103 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	9,876,670	427,254
TOTAL EQUITY INDEX CONTRACTS		$ 29,208,220	$ 1,189,940

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,494,978.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,678
Fidelity Consumer Discretionary Central Fund	130,902
Fidelity Consumer Staples Central Fund	180,829
Fidelity Emerging Markets Debt Central Fund	3,632
Fidelity Emerging Markets Equity Central Fund	34,655
Fidelity Energy Central Fund	197,488
Fidelity Financials Central Fund	396,877
Fidelity Floating Rate Central Fund	116,254
Fidelity Health Care Central Fund	57,393
Fidelity High Income Central Fund 1	299,313
Fidelity Industrials Central Fund	172,423
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	103,774
Fidelity International Equity Central Fund	531,477
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,060,621
Fidelity Materials Central Fund	67,206
Fidelity Telecom Services Central Fund	63,715
Fidelity Utilities Central Fund	121,711
Total	$ 4,546,952
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 54,383,479	$ 6,236,615	$ 5,381,888	$ 59,849,554	4.3%
Fidelity Consumer Staples Central Fund	37,854,168	4,421,989	3,486,721	41,027,095	4.0%
Fidelity Emerging Markets Debt Central Fund	230,105	8,218	-	233,756	0.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	1,164,399	87,476	11,252,233	5.0%
Fidelity Energy Central Fund	39,548,051	4,203,190	4,360,265	40,450,635	4.0%
Fidelity Financials Central Fund	78,429,059	9,461,511	6,046,782	90,134,100	4.3%
Fidelity Floating Rate Central Fund	8,569,419	2,081,807	57,384	10,685,604	0.8%
Fidelity Health Care Central Fund	55,012,491	6,178,563	6,299,563	61,448,317	4.2%
Fidelity High Income Central Fund 1	17,983,947	2,558,808	174,958	20,727,886	4.7%
Fidelity Industrials Central Fund	48,012,932	5,668,071	3,393,649	55,534,621	4.3%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	1,572,654	57,382	10,584,605	5.3%
Fidelity Information Technology Central Fund	75,954,652	8,432,133	1,948,375	89,539,356	4.2%
Fidelity International Equity Central Fund	148,297,764	24,467,734	1,439,658	180,570,766	6.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	50,035,810	1,836,257	340,682,768	4.8%
Fidelity Materials Central Fund	16,151,992	1,995,727	551,329	18,955,962	4.4%
Fidelity Telecom Services Central Fund	10,827,307	1,135,728	2,728,059	9,696,142	3.8%
Fidelity Utilities Central Fund	15,905,360	1,992,292	523,354	18,113,353	4.2%
Total	$ 920,172,969	$ 131,615,249	$ 38,373,100	$ 1,059,486,753
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 676,572,134	$ 676,572,134	$ -	$ -
Fixed-Income Central Funds	382,914,619	382,914,619	-	-
Money Market Central Funds	29,625,175	29,625,175	-	-
U.S. Treasury Obligations	1,494,978	-	1,494,978	-
Total Investments in Securities:	$ 1,090,606,906	$ 1,089,111,928	$ 1,494,978	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,189,940	$ 1,189,940	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $907,222,916. Net unrealized appreciation aggregated $183,383,990, of which $186,615,418 related to appreciated investment securities and $3,231,428 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 70%

1.873071.105

AAM70-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,097,783	$ 235,265,817
Fidelity Consumer Staples Central Fund (d)	836,825	161,348,211
Fidelity Emerging Markets Equity Central Fund (d)	366,410	77,004,774
Fidelity Energy Central Fund (d)	1,062,624	158,554,186
Fidelity Financials Central Fund (d)	4,384,347	354,605,980
Fidelity Health Care Central Fund (d)	960,455	241,736,924
Fidelity Industrials Central Fund (d)	991,575	218,800,979
Fidelity Information Technology Central Fund (d)	1,450,526	352,173,145
Fidelity International Equity Central Fund (d)	9,407,737	777,455,384
Fidelity Materials Central Fund (d)	332,283	74,550,931
Fidelity Telecom Services Central Fund (d)	229,956	37,990,953
Fidelity Utilities Central Fund (d)	522,378	71,278,445
TOTAL EQUITY CENTRAL FUNDS (Cost $2,074,859,563)		2,760,765,729
Fixed-Income Central Funds - 24.2%

High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (d)	83,761	832,583
Fidelity Floating Rate Central Fund (d)	343,023	36,864,692
Fidelity High Income Central Fund 1 (d)	682,054	70,510,772
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,208,047
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Inflation-Protected Bond Index Central Fund (d)	375,814	36,525,399
Fidelity Investment Grade Bond Central Fund (d)	7,361,399	771,695,415
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		808,220,814
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $903,463,986)		916,428,861
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc. (a)	70	2,716
Verint Systems, Inc. (a)	91	3,908
TOTAL COMMON STOCKS (Cost $6,613)		6,624
Money Market Central Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	100,522,566	$ 100,522,566
Fidelity Money Market Central Fund, 0.24% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $100,522,570)		100,522,570
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 1/2/14 to 2/27/14 (c) (Cost $5,284,875)	$ 5,285,000	5,284,924
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,084,137,607)	3,783,008,708
NET OTHER ASSETS (LIABILITIES) - 0.0%	(885,089)
NET ASSETS - 100%	$ 3,782,123,619
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
719 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 66,187,545	$ 2,611,293
383 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	36,725,870	1,588,722
TOTAL EQUITY INDEX CONTRACTS		$ 102,913,415	$ 4,200,015

The face value of futures purchased as a percentage of net assets is 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,284,924.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,165
Fidelity Consumer Discretionary Central Fund	541,693
Fidelity Consumer Staples Central Fund	750,064
Fidelity Emerging Markets Debt Central Fund	12,936
Fidelity Emerging Markets Equity Central Fund	249,309
Fidelity Energy Central Fund	815,385
Fidelity Financials Central Fund	1,640,922
Fidelity Floating Rate Central Fund	418,546
Fidelity Health Care Central Fund	237,322
Fidelity High Income Central Fund 1	1,079,652
Fidelity Industrials Central Fund	713,919
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	429,847
Fidelity International Equity Central Fund	2,410,904
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	5,029,579
Fidelity Materials Central Fund	278,360
Fidelity Telecom Services Central Fund	266,358
Fidelity Utilities Central Fund	502,887
Total	$ 15,404,863
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 227,938,538	$ 6,506,441	$ 18,365,972	$ 235,265,817	16.9%
Fidelity Consumer Staples Central Fund	162,880,225	4,883,633	15,771,461	161,348,211	15.6%
Fidelity Emerging Markets Debt Central Fund	819,578	29,269	-	832,583	1.1%
Fidelity Emerging Markets Equity Central Fund	71,484,816	2,203,041	843,316	77,004,774	34.2%
Fidelity Energy Central Fund	174,318,405	5,003,311	25,136,733	158,554,186	15.7%
Fidelity Financials Central Fund	335,257,378	10,481,730	25,526,521	354,605,980	17.0%
Fidelity Floating Rate Central Fund	31,751,293	5,202,741	421,658	36,864,692	2.6%
Fidelity Health Care Central Fund	237,753,589	6,202,646	29,367,639	241,736,924	16.5%
Fidelity High Income Central Fund 1	66,998,274	3,033,383	843,316	70,510,772	16.2%
Fidelity Industrials Central Fund	208,546,366	6,088,366	17,492,303	218,800,979	17.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	2,978,734	421,658	36,525,399	18.3%
Fidelity Information Technology Central Fund	332,113,147	9,126,970	17,945,750	352,173,145	16.7%
Fidelity International Equity Central Fund	670,471,195	74,820,066	8,629,533	777,455,384	26.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	62,579,045	9,203,110	771,695,415	10.9%
Fidelity Materials Central Fund	70,764,373	2,169,231	3,971,040	74,550,931	17.1%
Fidelity Telecom Services Central Fund	48,293,094	1,293,050	13,467,888	37,990,953	14.9%
Fidelity Utilities Central Fund	67,469,038	2,330,177	1,615,093	71,278,445	16.7%
Total	$ 3,463,635,482	$ 204,931,834	$ 189,022,991	$ 3,677,194,590
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 6,624	$ 6,624	$ -	$ -
Equity Central Funds	2,760,765,729	2,760,765,729	-	-
Fixed-Income Central Funds	916,428,861	916,428,861	-	-
Money Market Central Funds	100,522,570	100,522,570	-	-
U.S. Treasury Obligations	5,284,924	-	5,284,924	-
Total Investments in Securities:	$ 3,783,008,708	$ 3,777,723,784	$ 5,284,924	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,200,015	$ 4,200,015	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $3,084,139,412. Net unrealized appreciation aggregated $698,869,296, of which $802,439,603 related to appreciated investment securities and $103,570,307 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2013

1.811339.109

AMG-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,097,783	$ 235,265,817
Fidelity Consumer Staples Central Fund (d)	836,825	161,348,211
Fidelity Emerging Markets Equity Central Fund (d)	366,410	77,004,774
Fidelity Energy Central Fund (d)	1,062,624	158,554,186
Fidelity Financials Central Fund (d)	4,384,347	354,605,980
Fidelity Health Care Central Fund (d)	960,455	241,736,924
Fidelity Industrials Central Fund (d)	991,575	218,800,979
Fidelity Information Technology Central Fund (d)	1,450,526	352,173,145
Fidelity International Equity Central Fund (d)	9,407,737	777,455,384
Fidelity Materials Central Fund (d)	332,283	74,550,931
Fidelity Telecom Services Central Fund (d)	229,956	37,990,953
Fidelity Utilities Central Fund (d)	522,378	71,278,445
TOTAL EQUITY CENTRAL FUNDS (Cost $2,074,859,563)		2,760,765,729
Fixed-Income Central Funds - 24.2%

High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (d)	83,761	832,583
Fidelity Floating Rate Central Fund (d)	343,023	36,864,692
Fidelity High Income Central Fund 1 (d)	682,054	70,510,772
TOTAL HIGH YIELD FIXED-INCOME FUNDS		108,208,047
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Inflation-Protected Bond Index Central Fund (d)	375,814	36,525,399
Fidelity Investment Grade Bond Central Fund (d)	7,361,399	771,695,415
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		808,220,814
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $903,463,986)		916,428,861
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc. (a)	70	2,716
Verint Systems, Inc. (a)	91	3,908
TOTAL COMMON STOCKS (Cost $6,613)		6,624
Money Market Central Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	100,522,566	$ 100,522,566
Fidelity Money Market Central Fund, 0.24% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $100,522,570)		100,522,570
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 1/2/14 to 2/27/14 (c) (Cost $5,284,875)	$ 5,285,000	5,284,924
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,084,137,607)	3,783,008,708
NET OTHER ASSETS (LIABILITIES) - 0.0%	(885,089)
NET ASSETS - 100%	$ 3,782,123,619
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
719 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 66,187,545	$ 2,611,293
383 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	36,725,870	1,588,722
TOTAL EQUITY INDEX CONTRACTS		$ 102,913,415	$ 4,200,015

The face value of futures purchased as a percentage of net assets is 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,284,924.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,165
Fidelity Consumer Discretionary Central Fund	541,693
Fidelity Consumer Staples Central Fund	750,064
Fidelity Emerging Markets Debt Central Fund	12,936
Fidelity Emerging Markets Equity Central Fund	249,309
Fidelity Energy Central Fund	815,385
Fidelity Financials Central Fund	1,640,922
Fidelity Floating Rate Central Fund	418,546
Fidelity Health Care Central Fund	237,322
Fidelity High Income Central Fund 1	1,079,652
Fidelity Industrials Central Fund	713,919
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	429,847
Fidelity International Equity Central Fund	2,410,904
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	5,029,579
Fidelity Materials Central Fund	278,360
Fidelity Telecom Services Central Fund	266,358
Fidelity Utilities Central Fund	502,887
Total	$ 15,404,863
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 227,938,538	$ 6,506,441	$ 18,365,972	$ 235,265,817	16.9%
Fidelity Consumer Staples Central Fund	162,880,225	4,883,633	15,771,461	161,348,211	15.6%
Fidelity Emerging Markets Debt Central Fund	819,578	29,269	-	832,583	1.1%
Fidelity Emerging Markets Equity Central Fund	71,484,816	2,203,041	843,316	77,004,774	34.2%
Fidelity Energy Central Fund	174,318,405	5,003,311	25,136,733	158,554,186	15.7%
Fidelity Financials Central Fund	335,257,378	10,481,730	25,526,521	354,605,980	17.0%
Fidelity Floating Rate Central Fund	31,751,293	5,202,741	421,658	36,864,692	2.6%
Fidelity Health Care Central Fund	237,753,589	6,202,646	29,367,639	241,736,924	16.5%
Fidelity High Income Central Fund 1	66,998,274	3,033,383	843,316	70,510,772	16.2%
Fidelity Industrials Central Fund	208,546,366	6,088,366	17,492,303	218,800,979	17.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	2,978,734	421,658	36,525,399	18.3%
Fidelity Information Technology Central Fund	332,113,147	9,126,970	17,945,750	352,173,145	16.7%
Fidelity International Equity Central Fund	670,471,195	74,820,066	8,629,533	777,455,384	26.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	62,579,045	9,203,110	771,695,415	10.9%
Fidelity Materials Central Fund	70,764,373	2,169,231	3,971,040	74,550,931	17.1%
Fidelity Telecom Services Central Fund	48,293,094	1,293,050	13,467,888	37,990,953	14.9%
Fidelity Utilities Central Fund	67,469,038	2,330,177	1,615,093	71,278,445	16.7%
Total	$ 3,463,635,482	$ 204,931,834	$ 189,022,991	$ 3,677,194,590
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 6,624	$ 6,624	$ -	$ -
Equity Central Funds	2,760,765,729	2,760,765,729	-	-
Fixed-Income Central Funds	916,428,861	916,428,861	-	-
Money Market Central Funds	100,522,570	100,522,570	-	-
U.S. Treasury Obligations	5,284,924	-	5,284,924	-
Total Investments in Securities:	$ 3,783,008,708	$ 3,777,723,784	$ 5,284,924	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,200,015	$ 4,200,015	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $3,084,139,412. Net unrealized appreciation aggregated $698,869,296, of which $802,439,603 related to appreciated investment securities and $103,570,307 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.108

AAM85-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	501,976	$ 107,578,562
Fidelity Consumer Staples Central Fund (c)	382,741	73,796,351
Fidelity Emerging Markets Equity Central Fund (c)	135,304	28,435,431
Fidelity Energy Central Fund (c)	486,776	72,631,911
Fidelity Financials Central Fund (c)	2,002,925	161,996,550
Fidelity Health Care Central Fund (c)	439,035	110,500,711
Fidelity Industrials Central Fund (c)	452,516	99,852,261
Fidelity Information Technology Central Fund (c)	661,525	160,611,615
Fidelity International Equity Central Fund (c)	4,251,090	351,310,052
Fidelity Materials Central Fund (c)	151,977	34,097,540
Fidelity Telecom Services Central Fund (c)	106,015	17,514,762
Fidelity Utilities Central Fund (c)	236,191	32,228,318
TOTAL EQUITY CENTRAL FUNDS (Cost $973,313,953)		1,250,554,064
Fixed-Income Central Funds - 9.6%

High Yield Fixed-Income Funds - 2.8%
Fidelity Floating Rate Central Fund (c)	128,873	13,850,022
Fidelity High Income Central Fund 1 (c)	262,220	27,108,342
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,958,364
Investment Grade Fixed-Income Funds - 6.8%
Fidelity Investment Grade Bond Central Fund (c)	922,738	96,730,615
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $139,144,853)		137,688,979
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (a) (Cost $37,205,358)	37,205,358	37,205,358
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 1/2/14 to 2/27/14 (b) (Cost $1,949,956)	$ 1,950,000	$ 1,949,975
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,151,614,120)	1,427,398,376
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,138,114
NET ASSETS - 100%	$ 1,428,536,490
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
252 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 23,197,860	$ 915,224
151 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	14,479,390	626,363
TOTAL EQUITY INDEX CONTRACTS		$ 37,677,250	$ 1,541,587

The face value of futures purchased as a percentage of net assets is 2.6%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,949,975.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,168
Fidelity Consumer Discretionary Central Fund	236,280
Fidelity Consumer Staples Central Fund	326,666
Fidelity Emerging Markets Equity Central Fund	87,810
Fidelity Energy Central Fund	356,035
Fidelity Financials Central Fund	716,036
Fidelity Floating Rate Central Fund	154,239
Fidelity Health Care Central Fund	103,630
Fidelity High Income Central Fund 1	376,536
Fidelity Industrials Central Fund	311,293
Fidelity Information Technology Central Fund	187,112
Fidelity International Equity Central Fund	1,039,740
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	682,107
Fidelity Materials Central Fund	121,439
Fidelity Telecom Services Central Fund	115,732
Fidelity Utilities Central Fund	217,330
Total	$ 5,039,153
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 98,356,481	$ 9,048,876	$ 8,161,931	$ 107,578,562	7.7%
Fidelity Consumer Staples Central Fund	68,668,244	6,451,119	5,384,156	73,796,351	7.1%
Fidelity Emerging Markets Equity Central Fund	24,899,756	2,453,743	375,190	28,435,431	12.6%
Fidelity Energy Central Fund	73,469,570	6,389,409	9,141,884	72,631,911	7.2%
Fidelity Financials Central Fund	141,629,698	13,795,759	8,420,515	161,996,550	7.8%
Fidelity Floating Rate Central Fund	11,754,925	2,160,448	187,595	13,850,022	1.0%
Fidelity Health Care Central Fund	100,694,951	8,912,334	11,025,705	110,500,711	7.5%
Fidelity High Income Central Fund 1	17,292,490	9,710,108	330,107	27,108,342	6.2%
Fidelity Industrials Central Fund	88,634,642	8,246,824	6,461,574	99,852,261	7.8%
Fidelity Information Technology Central Fund	139,296,157	12,685,751	4,115,698	160,611,615	7.6%
Fidelity International Equity Central Fund	276,208,342	62,163,008	4,260,861	351,310,052	11.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	49,332,845	53,808,025	96,730,615	1.4%
Fidelity Materials Central Fund	29,946,443	2,903,079	1,193,881	34,097,540	7.8%
Fidelity Telecom Services Central Fund	20,640,609	1,691,762	5,633,887	17,514,762	6.9%
Fidelity Utilities Central Fund	28,227,224	2,910,870	233,149	32,228,318	7.6%
Total	$ 1,221,121,909	$ 198,855,935	$ 118,734,158	$ 1,388,243,043
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,250,554,064	$ 1,250,554,064	$ -	$ -
Fixed-Income Central Funds	137,688,979	137,688,979	-	-
Money Market Central Funds	37,205,358	37,205,358	-	-
U.S. Treasury Obligations	1,949,975	-	1,949,975	-
Total Investments in Securities:	$ 1,427,398,376	$ 1,425,448,401	$ 1,949,975	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,541,587	$ 1,541,587	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,151,614,121. Net unrealized appreciation aggregated $275,784,255, of which $301,429,542 related to appreciated investment securities and $25,645,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2013

1.811344.109

AGG-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	501,976	$ 107,578,562
Fidelity Consumer Staples Central Fund (c)	382,741	73,796,351
Fidelity Emerging Markets Equity Central Fund (c)	135,304	28,435,431
Fidelity Energy Central Fund (c)	486,776	72,631,911
Fidelity Financials Central Fund (c)	2,002,925	161,996,550
Fidelity Health Care Central Fund (c)	439,035	110,500,711
Fidelity Industrials Central Fund (c)	452,516	99,852,261
Fidelity Information Technology Central Fund (c)	661,525	160,611,615
Fidelity International Equity Central Fund (c)	4,251,090	351,310,052
Fidelity Materials Central Fund (c)	151,977	34,097,540
Fidelity Telecom Services Central Fund (c)	106,015	17,514,762
Fidelity Utilities Central Fund (c)	236,191	32,228,318
TOTAL EQUITY CENTRAL FUNDS (Cost $973,313,953)		1,250,554,064
Fixed-Income Central Funds - 9.6%

High Yield Fixed-Income Funds - 2.8%
Fidelity Floating Rate Central Fund (c)	128,873	13,850,022
Fidelity High Income Central Fund 1 (c)	262,220	27,108,342
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,958,364
Investment Grade Fixed-Income Funds - 6.8%
Fidelity Investment Grade Bond Central Fund (c)	922,738	96,730,615
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $139,144,853)		137,688,979
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (a) (Cost $37,205,358)	37,205,358	37,205,358
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 1/2/14 to 2/27/14 (b) (Cost $1,949,956)	$ 1,950,000	$ 1,949,975
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,151,614,120)	1,427,398,376
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,138,114
NET ASSETS - 100%	$ 1,428,536,490
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
252 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 23,197,860	$ 915,224
151 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	14,479,390	626,363
TOTAL EQUITY INDEX CONTRACTS		$ 37,677,250	$ 1,541,587

The face value of futures purchased as a percentage of net assets is 2.6%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,949,975.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,168
Fidelity Consumer Discretionary Central Fund	236,280
Fidelity Consumer Staples Central Fund	326,666
Fidelity Emerging Markets Equity Central Fund	87,810
Fidelity Energy Central Fund	356,035
Fidelity Financials Central Fund	716,036
Fidelity Floating Rate Central Fund	154,239
Fidelity Health Care Central Fund	103,630
Fidelity High Income Central Fund 1	376,536
Fidelity Industrials Central Fund	311,293
Fidelity Information Technology Central Fund	187,112
Fidelity International Equity Central Fund	1,039,740
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	682,107
Fidelity Materials Central Fund	121,439
Fidelity Telecom Services Central Fund	115,732
Fidelity Utilities Central Fund	217,330
Total	$ 5,039,153
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 98,356,481	$ 9,048,876	$ 8,161,931	$ 107,578,562	7.7%
Fidelity Consumer Staples Central Fund	68,668,244	6,451,119	5,384,156	73,796,351	7.1%
Fidelity Emerging Markets Equity Central Fund	24,899,756	2,453,743	375,190	28,435,431	12.6%
Fidelity Energy Central Fund	73,469,570	6,389,409	9,141,884	72,631,911	7.2%
Fidelity Financials Central Fund	141,629,698	13,795,759	8,420,515	161,996,550	7.8%
Fidelity Floating Rate Central Fund	11,754,925	2,160,448	187,595	13,850,022	1.0%
Fidelity Health Care Central Fund	100,694,951	8,912,334	11,025,705	110,500,711	7.5%
Fidelity High Income Central Fund 1	17,292,490	9,710,108	330,107	27,108,342	6.2%
Fidelity Industrials Central Fund	88,634,642	8,246,824	6,461,574	99,852,261	7.8%
Fidelity Information Technology Central Fund	139,296,157	12,685,751	4,115,698	160,611,615	7.6%
Fidelity International Equity Central Fund	276,208,342	62,163,008	4,260,861	351,310,052	11.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	49,332,845	53,808,025	96,730,615	1.4%
Fidelity Materials Central Fund	29,946,443	2,903,079	1,193,881	34,097,540	7.8%
Fidelity Telecom Services Central Fund	20,640,609	1,691,762	5,633,887	17,514,762	6.9%
Fidelity Utilities Central Fund	28,227,224	2,910,870	233,149	32,228,318	7.6%
Total	$ 1,221,121,909	$ 198,855,935	$ 118,734,158	$ 1,388,243,043
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,250,554,064	$ 1,250,554,064	$ -	$ -
Fixed-Income Central Funds	137,688,979	137,688,979	-	-
Money Market Central Funds	37,205,358	37,205,358	-	-
U.S. Treasury Obligations	1,949,975	-	1,949,975	-
Total Investments in Securities:	$ 1,427,398,376	$ 1,425,448,401	$ 1,949,975	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,541,587	$ 1,541,587	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,151,614,121. Net unrealized appreciation aggregated $275,784,255, of which $301,429,542 related to appreciated investment securities and $25,645,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

December 31, 2013

1.861615.106

BMO-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	5,909	$ 1,266,463
Fidelity Consumer Staples Central Fund (a)	4,558	878,813
Fidelity Energy Central Fund (a)	5,937	885,917
Fidelity Financials Central Fund (a)	23,275	1,882,442
Fidelity Health Care Central Fund (a)	5,012	1,261,390
Fidelity Industrials Central Fund (a)	5,160	1,138,600
Fidelity Information Technology Central Fund (a)	7,515	1,824,599
Fidelity Materials Central Fund (a)	1,769	396,787
Fidelity Telecom Services Central Fund (a)	1,443	238,446
Fidelity Utilities Central Fund (a)	2,744	374,461
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,143,977)		10,147,918
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,251)
NET ASSETS - 100%		$ 10,135,667
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 2,627
Fidelity Consumer Staples Central Fund	3,654
Fidelity Energy Central Fund	4,203
Fidelity Financials Central Fund	8,105
Fidelity Health Care Central Fund	1,144
Fidelity Industrials Central Fund	3,470
Fidelity Information Technology Central Fund	2,108
Fidelity Materials Central Fund	1,353
Fidelity Telecom Services Central Fund	1,463
Fidelity Utilities Central Fund	2,476
Total	$ 30,603
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 926,450	$ 273,467	$ 29,076	$ 1,266,463	0.1%
Fidelity Consumer Staples Central Fund	656,643	193,666	15,379	878,813	0.1%
Fidelity Energy Central Fund	680,945	206,754	22,502	885,917	0.1%
Fidelity Financials Central Fund	1,381,437	373,882	39,964	1,882,442	0.1%
Fidelity Health Care Central Fund	949,022	219,498	41,000	1,261,390	0.1%
Fidelity Industrials Central Fund	828,678	227,970	23,372	1,138,600	0.1%
Fidelity Information Technology Central Fund	1,324,236	405,639	49,455	1,824,599	0.1%
Fidelity Materials Central Fund	292,094	83,463	6,041	396,787	0.1%
Fidelity Telecom Services Central Fund	189,932	90,013	51,601	238,446	0.1%
Fidelity Utilities Central Fund	293,752	74,292	7,481	374,461	0.1%
Total	$ 7,523,189	$ 2,148,644	$ 285,871	$ 10,147,918
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $8,143,977. Net unrealized appreciation aggregated $2,003,941, of which $2,047,928 related to appreciated investment securities and $43,987 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849939.106

ATAN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	200,316	$ 1,905,004
Fidelity Consumer Discretionary Central Fund (a)	90,584	19,412,956
Fidelity Consumer Staples Central Fund (a)	69,037	13,311,112
Fidelity Energy Central Fund (a)	87,821	13,103,791
Fidelity Financials Central Fund (a)	362,015	29,279,781
Fidelity Health Care Central Fund (a)	79,131	19,916,362
Fidelity Industrials Central Fund (a)	81,917	18,075,789
Fidelity Information Technology Central Fund (a)	120,004	29,135,848
Fidelity International Equity Central Fund (a)	690,977	57,102,329
Fidelity Materials Central Fund (a)	27,459	6,160,654
Fidelity Telecom Services Central Fund (a)	19,016	3,141,565
Fidelity Utilities Central Fund (a)	43,049	5,873,977
TOTAL EQUITY CENTRAL FUNDS (Cost $159,730,444)		216,419,168
Fixed-Income Central Funds - 54.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (a)	331,305	3,293,170
Fidelity Floating Rate Central Fund (a)	187,516	20,152,392
Fidelity High Income Central Fund 1 (a)	133,159	13,765,971
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,211,533
Investment Grade Fixed-Income Funds - 48.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	68,286	6,636,679
Fidelity Investment Grade Bond Central Fund (a)	3,087,996	323,714,616
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		330,351,295
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $362,848,488)		367,562,828
Money Market Central Funds - 13.6%

Fidelity Cash Central Fund, 0.11% (b)	69,464,019	69,464,019
Fidelity Money Market Central Fund, 0.24% (b)	22,432,400	22,432,400
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $91,896,419)		91,896,419
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 1/2/14 to 2/27/14 (c) (Cost $979,974)	$ 980,000	$ 979,984
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $615,455,325)	676,858,399
NET OTHER ASSETS (LIABILITIES) - 0.0%	146,613
NET ASSETS - 100%	$ 677,005,012
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
141 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 12,979,755	$ 512,089
65 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	6,232,850	269,627
TOTAL EQUITY INDEX CONTRACTS		$ 19,212,605	$ 781,716

The face value of futures purchased as a percentage of net assets is 2.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $979,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,014
Fidelity Commodity Strategy Central Fund	590
Fidelity Consumer Discretionary Central Fund	43,716
Fidelity Consumer Staples Central Fund	60,317
Fidelity Emerging Markets Debt Central Fund	48,827
Fidelity Energy Central Fund	66,037
Fidelity Financials Central Fund	132,805
Fidelity Floating Rate Central Fund	236,404
Fidelity Health Care Central Fund	19,132
Fidelity High Income Central Fund 1	203,731
Fidelity Industrials Central Fund	57,733
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	34,690
Fidelity International Equity Central Fund	173,559
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,023,655
Fidelity Materials Central Fund	22,464
Fidelity Money Market Central Fund	13,803
Fidelity Telecom Services Central Fund	21,202
Fidelity Utilities Central Fund	40,697
Total	$ 3,215,381
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 187,608	$ 9,655	$ 1,905,004	0.6%
Fidelity Consumer Discretionary Central Fund	19,420,783	1,744,174	3,235,187	19,412,956	1.4%
Fidelity Consumer Staples Central Fund	13,337,716	1,241,495	1,992,278	13,311,112	1.3%
Fidelity Emerging Markets Debt Central Fund	2,950,827	423,770	16,093	3,293,170	4.3%
Fidelity Energy Central Fund	13,896,427	1,250,365	2,372,819	13,103,791	1.3%
Fidelity Financials Central Fund	27,829,819	2,654,799	3,915,786	29,279,781	1.4%
Fidelity Floating Rate Central Fund	17,596,324	2,466,166	96,555	20,152,392	1.4%
Fidelity Health Care Central Fund	19,099,953	1,727,853	3,050,895	19,916,362	1.4%
Fidelity High Income Central Fund 1	12,137,215	1,450,515	64,370	13,765,971	3.2%
Fidelity Industrials Central Fund	16,925,416	1,593,003	2,159,108	18,075,789	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	1,096,898	6,212,063	6,636,679	3.3%
Fidelity Information Technology Central Fund	26,700,966	2,500,557	2,380,436	29,135,848	1.4%
Fidelity International Equity Central Fund	47,258,718	7,151,166	247,457	57,102,329	1.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	38,102,514	1,560,974	323,714,616	4.6%
Fidelity Materials Central Fund	5,677,622	565,704	525,151	6,160,654	1.4%
Fidelity Telecom Services Central Fund	3,800,294	306,961	1,112,240	3,141,565	1.2%
Fidelity Utilities Central Fund	5,425,376	568,743	358,192	5,873,977	1.4%
Total	$ 534,575,161	$ 65,032,291	$ 29,309,259	$ 583,981,996
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 216,419,168	$ 216,419,168	$ -	$ -
Fixed-Income Central Funds	367,562,828	367,562,828	-	-
Money Market Central Funds	91,896,419	91,896,419	-	-
U.S. Treasury Obligations	979,984	-	979,984	-
Total Investments in Securities:	$ 676,858,399	$ 675,878,415	$ 979,984	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 781,716	$ 781,716	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $615,462,668. Net unrealized appreciation aggregated $61,395,731, of which $65,373,889 related to appreciated investment securities and $3,978,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

December 31, 2013

1.849900.106

TAN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	200,316	$ 1,905,004
Fidelity Consumer Discretionary Central Fund (a)	90,584	19,412,956
Fidelity Consumer Staples Central Fund (a)	69,037	13,311,112
Fidelity Energy Central Fund (a)	87,821	13,103,791
Fidelity Financials Central Fund (a)	362,015	29,279,781
Fidelity Health Care Central Fund (a)	79,131	19,916,362
Fidelity Industrials Central Fund (a)	81,917	18,075,789
Fidelity Information Technology Central Fund (a)	120,004	29,135,848
Fidelity International Equity Central Fund (a)	690,977	57,102,329
Fidelity Materials Central Fund (a)	27,459	6,160,654
Fidelity Telecom Services Central Fund (a)	19,016	3,141,565
Fidelity Utilities Central Fund (a)	43,049	5,873,977
TOTAL EQUITY CENTRAL FUNDS (Cost $159,730,444)		216,419,168
Fixed-Income Central Funds - 54.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (a)	331,305	3,293,170
Fidelity Floating Rate Central Fund (a)	187,516	20,152,392
Fidelity High Income Central Fund 1 (a)	133,159	13,765,971
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,211,533
Investment Grade Fixed-Income Funds - 48.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	68,286	6,636,679
Fidelity Investment Grade Bond Central Fund (a)	3,087,996	323,714,616
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		330,351,295
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $362,848,488)		367,562,828
Money Market Central Funds - 13.6%

Fidelity Cash Central Fund, 0.11% (b)	69,464,019	69,464,019
Fidelity Money Market Central Fund, 0.24% (b)	22,432,400	22,432,400
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $91,896,419)		91,896,419
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 1/2/14 to 2/27/14 (c) (Cost $979,974)	$ 980,000	$ 979,984
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $615,455,325)	676,858,399
NET OTHER ASSETS (LIABILITIES) - 0.0%	146,613
NET ASSETS - 100%	$ 677,005,012
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
141 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 12,979,755	$ 512,089
65 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2014	6,232,850	269,627
TOTAL EQUITY INDEX CONTRACTS		$ 19,212,605	$ 781,716

The face value of futures purchased as a percentage of net assets is 2.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $979,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,014
Fidelity Commodity Strategy Central Fund	590
Fidelity Consumer Discretionary Central Fund	43,716
Fidelity Consumer Staples Central Fund	60,317
Fidelity Emerging Markets Debt Central Fund	48,827
Fidelity Energy Central Fund	66,037
Fidelity Financials Central Fund	132,805
Fidelity Floating Rate Central Fund	236,404
Fidelity Health Care Central Fund	19,132
Fidelity High Income Central Fund 1	203,731
Fidelity Industrials Central Fund	57,733
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	34,690
Fidelity International Equity Central Fund	173,559
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,023,655
Fidelity Materials Central Fund	22,464
Fidelity Money Market Central Fund	13,803
Fidelity Telecom Services Central Fund	21,202
Fidelity Utilities Central Fund	40,697
Total	$ 3,215,381
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 187,608	$ 9,655	$ 1,905,004	0.6%
Fidelity Consumer Discretionary Central Fund	19,420,783	1,744,174	3,235,187	19,412,956	1.4%
Fidelity Consumer Staples Central Fund	13,337,716	1,241,495	1,992,278	13,311,112	1.3%
Fidelity Emerging Markets Debt Central Fund	2,950,827	423,770	16,093	3,293,170	4.3%
Fidelity Energy Central Fund	13,896,427	1,250,365	2,372,819	13,103,791	1.3%
Fidelity Financials Central Fund	27,829,819	2,654,799	3,915,786	29,279,781	1.4%
Fidelity Floating Rate Central Fund	17,596,324	2,466,166	96,555	20,152,392	1.4%
Fidelity Health Care Central Fund	19,099,953	1,727,853	3,050,895	19,916,362	1.4%
Fidelity High Income Central Fund 1	12,137,215	1,450,515	64,370	13,765,971	3.2%
Fidelity Industrials Central Fund	16,925,416	1,593,003	2,159,108	18,075,789	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	1,096,898	6,212,063	6,636,679	3.3%
Fidelity Information Technology Central Fund	26,700,966	2,500,557	2,380,436	29,135,848	1.4%
Fidelity International Equity Central Fund	47,258,718	7,151,166	247,457	57,102,329	1.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	38,102,514	1,560,974	323,714,616	4.6%
Fidelity Materials Central Fund	5,677,622	565,704	525,151	6,160,654	1.4%
Fidelity Telecom Services Central Fund	3,800,294	306,961	1,112,240	3,141,565	1.2%
Fidelity Utilities Central Fund	5,425,376	568,743	358,192	5,873,977	1.4%
Total	$ 534,575,161	$ 65,032,291	$ 29,309,259	$ 583,981,996
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 216,419,168	$ 216,419,168	$ -	$ -
Fixed-Income Central Funds	367,562,828	367,562,828	-	-
Money Market Central Funds	91,896,419	91,896,419	-	-
U.S. Treasury Obligations	979,984	-	979,984	-
Total Investments in Securities:	$ 676,858,399	$ 675,878,415	$ 979,984	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 781,716	$ 781,716	$ -	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $615,462,668. Net unrealized appreciation aggregated $61,395,731, of which $65,373,889 related to appreciated investment securities and $3,978,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014